S000096485 [Member] N-1A Cover	Dec. 05, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BARON ETF TRUST
Entity Central Index Key	0002081199
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 05, 2025
Prospectus Date	Dec. 05, 2025